ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2020
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
NOTE 4. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2020	September 30, 2019
Accounts Payable	$22,200	$24,725
Accrued Liabilities and Other Payables	228,965	218,380
TOTAL	$251,165	$243,105

The accounts payable comprises amounts owing to individuals for professional and technical services provided to the Company.

Items included in the accrued liabilities and other payables are advances from employees, and accrued expenses for services received. As of September 30, 2020, the balance mainly consisted of advances from individual of $218,733, and accrued payroll of $1,347. As of September 30, 2019, the balance mainly consisted of advances from individuals of $181,104 and accrued payroll of $19,591.